Equity (Details) - Schedule of Common Shares (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Common Shares [Abstract]
Common shares par value	$ 0.01	$ 0.1